Commitments and contingencies (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Non-cancelable operating leases
Within one year (2012)	$ 1,016,670	$ 1,287,908
After one year but within two years (2013)	453,874	691,703
After two years but within three years (2014)	151,619	228,195
After three years but within four years (2015)	10,025	79,309
2016		4,792
Operating Leases, Total	$ 1,632,188	$ 2,291,907